Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 237,702	$ 248,752	$ 245,662
Deposits	657,201	672,500	659,034
Securitization and structured entities' liabilities	25,657	$ 25,610	26,889
Not Carried At Fair Value [member] | Financial liabilities at fair value through profit or loss, category [member]
Fairvalue of financial instruments on balance sheet [line items]
Metal deposits	134		0
Securitization and structured entities' liabilities	635		0
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	6,387		5,306
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fairvalue of financial instruments on balance sheet [line items]
Deposits	21,487		18,073
Financial assets at fair value through other comprehensive income [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 121		$ 51